Property, Plant & Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Less: Accumulated depreciation	$ (104,689)	$ (32,522)
Land	5,104	5,104
Capital work in progress	18,052	19,229
Property, plant and equipment net	419,307	328,727
Buildings and Leasehold Improvements [Member]
Property, plant and equipment gross	$ 36,853	21,572
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property and equipment estimated useful lives	5 years
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property and equipment estimated useful lives	25 years
Drilling Rigs, Plant and Equipment [Member]
Property, plant and equipment gross	$ 411,984	278,249
Drilling Rigs, Plant and Equipment [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Drilling Rigs, Plant and Equipment [Member] | Maximum [Member]
Property and equipment estimated useful lives	15 years
Furniture and Fixtures [Member]
Property and equipment estimated useful lives	5 years
Property, plant and equipment gross	$ 3,720	1,348
Office Equipment and Tools [Member]
Property, plant and equipment gross	$ 35,991	31,568
Office Equipment and Tools [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Office Equipment and Tools [Member] | Maximum [Member]
Property and equipment estimated useful lives	6 years
Vehicles and Cranes [Member]
Property, plant and equipment gross	$ 12,292	$ 4,179
Vehicles and Cranes [Member] | Minimum [Member]
Property and equipment estimated useful lives	5 years
Vehicles and Cranes [Member] | Maximum [Member]
Property and equipment estimated useful lives	8 years